UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: October  31

Date of reporting period:  July 31, 2019

Item 1. Schedule of Investments.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Schedule of Investments
July 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Accommodation and Food Services - 1.8%
2,984	McDonald’s Corporation ^	$628,788

	Administrative and Support and Waste Management and Remediation Services - 1.8%
3,797	Automatic Data Processing, Inc. ^	632,276

	Finance and Insurance - 12.2%
11,774	Aflac, Inc. ^	619,783
4,188	Chubb, Ltd. ^	640,094
5,919	Cincinnati Financial Corporation ^	635,286
18,113	Franklin Resources, Inc.	591,027
38,129	People’s United Financial, Inc.	626,078
2,612	S&P Global, Inc. ^	639,810
5,605	T Rowe Price Group, Inc. ^	635,551
		4,387,629

	Information - 1.8%
19,099	AT&T, Inc. ^	650,321

	Manufacturing - 56.2% ♦
14,064	A.O. Smith Corporation ^	639,209
7,166	Abbott Laboratories ^	624,159
9,411	AbbVie, Inc. ^	626,961
2,823	Air Products & Chemicals, Inc. ^	644,406
15,648	Archer-Daniels-Midland Company ^	642,820
2,477	Becton Dickinson and Company ^	626,186
11,464	Brown-Forman Corporation - Class B	628,342
4,813	Caterpillar, Inc. ^	633,728
5,017	Chevron Corporation ^	617,643
2,424	Cintas Corporation ^	631,306
3,881	Clorox Company ^	631,051
11,805	Coca-Cola Company ^	621,297
8,906	Colgate-Palmolive Company ^	638,916
6,497	Dover Corporation ^	629,234
3,207	Ecolab, Inc. ^	646,948
9,439	Emerson Electric Company ^	612,402
8,424	Exxon Mobil Corporation ^	626,409
3,383	General Dynamics Corporation ^	629,035
15,710	Hormel Foods Corporation ^	643,953
4,892	Johnson & Johnson ^	637,036
4,715	Kimberly-Clark Corporation ^	639,590
3,997	McCormick & Company, Inc. ^	633,684
6,204	Medtronic plc ^	632,436
11,220	Nucor Corporation ^	610,144
16,162	Pentair plc ^	627,247
4,913	PepsiCo, Inc. ^	627,930
5,376	PPG Industries, Inc. ^	631,089
5,638	Procter & Gamble Company ^	665,509

1,695	Roper Technologies, Inc. ^	616,387
4,163	Stanley Black & Decker, Inc. ^	614,417
4,729	United Technologies Corporation ^	631,794
7,107	V.F. Corporation ^	621,081
		20,182,349

	Materials - 1.7%
3,131	Linde plc ^	598,898

	Real Estate - 1.8%
4,860	Federal Realty Investment Trust ^	641,569

	Retail Trade - 8.6%
6,176	Lowe’s Companies, Inc. ^	626,246
7,126	Target Corporation ^	615,686
2,088	W.W. Grainger, Inc. ^	607,671
11,501	Walgreens Boots Alliance, Inc. ^	626,690
5,668	Walmart, Inc. ^	625,634
		3,101,927

		Utilities - 1.7%
7,337		Consolidated Edison, Inc. ^	623,352

		Wholesale Trade - 12.3%
3,538		3M Company ^	618,159
14,187		Cardinal Health, Inc. ^	648,772
6,525		Genuine Parts Company ^	633,708
4,000		Illinois Tool Works, Inc. ^	616,920
15,987		Leggett & Platt, Inc. ^	639,000
1,267		Sherwin-Williams Company ^	650,022
9,054		Sysco Corporation ^	620,833
			4,427,414
		TOTAL COMMON STOCKS (Cost $32,905,737)	35,874,523

		SHORT-TERM INVESTMENTS - 0.3%
106,849		First American Treasury Obligations Fund - Class X, 2.21% *	106,849
		TOTAL SHORT-TERM INVESTMENTS (Cost $106,849)	106,849
		TOTAL INVESTMENTS - 100.2% (Cost $33,012,586)	35,981,372
		Liabilities in Excess of Other Assets - (0.2)%	(83,538)
		NET ASSETS - 100.0%	$35,897,834

		Percentages are stated as a percent of net assets.

	^	All or a portion of this security is held as collateral for the options written. At July 31, 2019, the value of these securities amount to $3,557,617 or 9.9% of net assets.
	♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	*	Rate shown is the annualized seven-day yield as of July 31, 2019.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Schedule of Options Written
July 31, 2019 (Unaudited)

Contracts (100 shares per contract)		Description	Notional Value	Value
		CALL OPTIONS WRITTEN (a) - (0.2)%
4		3M Company, Expires 8/16/2019, Exercise Price $175.00	(69,888)	$(1,200)
15		A.O. Smith Corporation, Expires 8/16/2019, Exercise Price $45.00	(68,175)	(1,987)
7		Abbott Laboratories, Expires 8/16/2019, Exercise Price $87.50	(60,970)	(777)
10		AbbVie, Inc., Expires 8/16/2019, Exercise Price $67.50	(66,620)	(840)
12		Aflac, Inc., Expires 8/16/2019, Exercise Price $55.00	(63,168)	(84)
3		Air Products & Chemicals, Inc., Expires 8/16/2019, Exercise Price $230.00	(68,481)	(840)
16		Archer-Daniels-Midland Company, Expires 8/16/2019, Exercise Price $40.00	(65,728)	(2,584)
20		AT&T, Inc., Expires 8/16/2019, Exercise Price $33.00	(68,100)	(2,430)
4		Automatic Data Processing, Inc., Expires 8/16/2019, Exercise Price $165.00	(66,608)	(1,400)
3		Becton Dickinson and Company, Expires 8/16/2019, Exercise Price $250.00	(75,840)	(2,055)
15		Cardinal Health, Inc., Expires 8/16/2019, Exercise Price $45.00	(68,595)	(2,887)
5		Caterpillar, Inc., Expires 8/16/2019, Exercise Price $135.00	(65,835)	(615)
5		Chevron Corporation, Expires 8/16/2019, Exercise Price $125.00	(61,555)	(602)
4		Chubb, Ltd., Expires 8/16/2019, Exercise Price $150.00	(61,136)	(1,520)
6		Cincinnati Financial Corporation, Expires 8/16/2019, Exercise Price $105.00	(64,398)	(1,950)
3		Cintas Corporation, Expires 8/16/2019, Exercise Price $260.00	(78,132)	(1,305)
4		Clorox Company, Expires 8/16/2019, Exercise Price $160.00	(65,040)	(2,300)
13		Coca-Cola Company, Expires 8/16/2019, Exercise Price $52.50	(68,419)	(975)
9		Colgate-Palmolive Company, Expires 8/16/2019, Exercise Price $72.50	(64,566)	(679)
8		Consolidated Edison, Inc., Expires 8/16/2019, Exercise Price $87.50	(67,968)	(220)
7		Dover Corporation, Expires 8/16/2019, Exercise Price $100.00	(67,795)	(315)
3		Ecolab, Inc., Expires 8/16/2019, Exercise Price $200.00	(60,519)	(1,320)
10		Emerson Electric Company, Expires 8/16/2019, Exercise Price $65.00	(64,880)	(1,550)
9		Exxon Mobil Corporation, Expires 8/16/2019, Exercise Price $75.00	(66,924)	(770)
5		Federal Realty Investment Trust, Expires 8/16/2019, Exercise Price $130.00	(66,005)	(1,725)
4		General Dynamics Corporation, Expires 8/16/2019, Exercise Price $185.00	(74,376)	(1,420)
7		Genuine Parts Company, Expires 8/16/2019, Exercise Price $95.00	(67,984)	(2,012)
16		Hormel Foods Corporation, Expires 8/16/2019, Exercise Price $42.50	(65,584)	(240)
4		Illinois Tool Works, Inc., Expires 8/16/2019, Exercise Price $150.00	(61,692)	(2,320)
5		Johnson & Johnson, Expires 8/16/2019, Exercise Price $130.00	(65,110)	(1,002)
5		Kimberly-Clark Corporation, Expires 8/16/2019, Exercise Price $135.00	(67,825)	(1,263)
17		Leggett & Platt, Inc., Expires 8/16/2019, Exercise Price $40.00	(67,949)	(1,360)
3		Linde plc, Expires 8/16/2019, Exercise Price $200.00	(57,384)	(428)
6		Lowe’s Companies, Inc., Expires 8/16/2019, Exercise Price $105.00	(60,840)	(357)
4		McCormick & Company, Inc., Expires 8/16/2019, Exercise Price $160.00	(63,416)	(700)
3		McDonald’s Corporation, Expires 8/16/2019, Exercise Price $210.00	(63,216)	(960)
6		Medtronic plc, Expires 8/16/2019, Exercise Price $100.00	(61,164)	(1,611)
12		Nucor Corporation, Expires 8/16/2019, Exercise Price $57.50	(65,256)	(210)
17		Pentair plc, Expires 8/16/2019, Exercise Price $40.00	(65,977)	(510)
5		PepsiCo, Inc., Expires 8/16/2019, Exercise Price $130.00	(63,905)	(405)
6		PPG Industries, Inc., Expires 8/16/2019, Exercise Price $120.00	(70,434)	(405)
6		Procter & Gamble Company, Expires 8/16/2019, Exercise Price $115.00	(70,824)	(2,265)
2		Roper Technologies, Inc., Expires 8/16/2019, Exercise Price $380.00	(72,730)	(170)
3		S&P Global, Inc., Expires 8/16/2019, Exercise Price $240.00	(73,485)	(2,520)
1		Sherwin-Williams Company, Expires 8/16/2019, Exercise Price $460.00	(51,304)	(5,440)
5		Stanley Black & Decker, Inc., Expires 8/16/2019, Exercise Price $145.00	(73,795)	(2,350)
9		Sysco Corporation, Expires 8/16/2019, Exercise Price $70.00	(61,713)	(878)
6		T Rowe Price Group, Inc., Expires 8/16/2019, Exercise Price $110.00	(68,034)	(2,640)
7		Target Corporation, Expires 8/16/2019, Exercise Price $87.50	(60,480)	(788)
5		United Technologies Corporation, Expires 8/16/2019, Exercise Price $135.00	(66,800)	(710)
7		V.F. Corporation, Expires 8/16/2019, Exercise Price $87.50	(61,173)	(1,068)
2		W.W. Grainger, Inc., Expires 8/16/2019, Exercise Price $270.00	(58,206)	(4,380)
12		Walgreens Boots Alliance, Inc., Expires 8/16/2019, Exercise Price $55.00	(65,388)	(954)
6		Walmart, Inc., Expires 8/16/2019, Exercise Price $115.00	(66,228)	(444)
		TOTAL CALL OPTIONS WRITTEN (Premiums Received $78,996)		$(72,740)

	(a)	Exchange-Traded

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the  best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$35,874,523	$-	$-	$35,874,523
Short-Term Investments	106,849	-	-	106,849
Total Investments in Securities	$35,981,372	$-	$-	$35,981,372

^See Schedule of Investments for breakout of investments by sector classification.

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$-	$72,740	$-	$72,740
Total Call Options Written	$-	$72,740	$-	$72,740

For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date     September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date     September 4, 2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date     September 4, 2019     9

* Print the name and title of each signing officer under his or her signature.